Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Summary of Weighted Average Assumptions Used
The following table summarizes the weighted-average assumptions used to determine the benefit obligations at December 31 for the U.S. Plans:

	Pensions and Other Benefits
	December 31,
	2018	2017
Discount rate qualified	4.35%	3.68%
Discount rate nonqualified plan	3.97%	3.29%
Discount rate other benefits	4.08%	3.41%
Rate of compensation increase	3.10%	3.10%

Components of Defined Benefit Postretirement Plans
The following table summarizes the components of our defined benefit postretirement plans and reflect a measurement date of December 31:

	Pensions		Other Benefits (1)
	December 31,
(in Millions)	2018	2017	2018	2017
Change in projected benefit obligation
Projected benefit obligation at January 1	$1,385.8	$1,332.7	$19.0	$19.2
Service cost	6.3	7.4	—	—
Interest cost	44.5	44.3	0.7	0.7
Actuarial loss (gain) (2)	(89.9)	83.7	0.6	1.7
Amendments	—	—	(0.1)	(0.1)
Acquisitions (3)	—	7.6	—	—
Foreign currency exchange rate changes and other	(0.4)	—	—	—
Plan participants’ contributions	—	—	0.7	0.7
Special termination benefits	3.9	2.3	—	—
Settlements	(4.4)	(6.9)	—	—
Transfer of liabilities from continuing to discontinued operations	—	—	—	(0.9)
Curtailments	(0.9)	(5.0)	0.2	0.4
Benefits paid	(83.6)	(80.3)	(2.2)	(2.7)
Projected benefit obligation at December 31	$1,261.3	$1,385.8	$18.9	$19.0
Change in plan assets
Fair value of plan assets at January 1	$1,339.9	$1,208.2	$—	$—
Actual return on plan assets	(18.0)	165.4	—	—
Foreign currency exchange rate changes	(0.2)	—	—	—
Company contributions	36.0	53.5	1.5	2.0
Plan participants’ contributions	—	—	0.7	0.7
Settlements	(4.4)	(6.9)	—	—
Benefits paid	(83.6)	(80.3)	(2.2)	(2.7)
Fair value of plan assets at December 31	$1,269.7	$1,339.9	$—	$—
Funded Status
U.S. plans with assets	$42.8	$(6.6)	$—	$—
U.S. plans without assets	(24.6)	(29.8)	(18.9)	(19.0)
Non-U.S. plans with assets	(1.9)	(7.6)	—	—
All other plans	(7.9)	(1.9)	—	—
Net funded status of the plan (liability)	$8.4	$(45.9)	$(18.9)	$(19.0)
Amount recognized in the consolidated balance sheets:
Pension asset (4)	$42.8	$—	$—	$—
Accrued benefit liability (5)	(34.4)	(45.9)	(18.9)	(19.0)
Total	$8.4	$(45.9)	$(18.9)	$(19.0)
____________________

(1)	Refer to Note 10 for information on our discontinued postretirement benefit plans.

(2)
The actuarial gain in 2018 was primarily driven by the increase in discount rate on the U.S. qualified plan. Additionally, the Society of Actuaries released an updated mortality table projection scale for measurement of retirement program obligations. Adoption of this new projection scale has decreased the U.S. defined benefit obligations by approximately $4 million at December 31, 2018.

(3)	Refer to Note 4 for information on our acquired pension plans as part of the DuPont Crop Protection Acquisition.

(4)	Recorded as "Other assets including long-term receivables, net" on the consolidated balance sheets.

(5)	Recorded as "Accrued pension and other postretirement benefits, current and long-term" on the consolidated balance sheets.

The amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pensions		Other Benefits (1)
	December 31,
(in Millions)	2018	2017	2018	2017
Prior service (cost) credit	$(1.1)	$(1.9)	$(0.1)	$(0.2)
Net actuarial (loss) gain	(370.6)	(398.3)	4.2	5.5
Accumulated other comprehensive income (loss) – pretax	$(371.7)	$(400.2)	$4.1	$5.3
Accumulated other comprehensive income (loss) – net of tax	(226.1)	(248.4)	2.6	3.5
____________________

(1)	Refer to Note 10 for information on our discontinued postretirement benefit plans.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

(in Millions)	December 31
Information for pension plans with projected benefit obligation in excess of plan assets	2018	2017
Projected benefit obligations	$39.1	$1,385.8
Accumulated benefit obligations	39.2	1,359.6
Fair value of plan assets	4.7	1,339.9

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

(in Millions)	December 31
Information for pension plans with accumulated benefit obligation in excess of plan assets	2018	2017
Projected benefit obligations	$39.1	$39.2
Accumulated benefit obligations	39.2	37.5
Fair value of plan assets	4.7	5.0

Changes in Plan Assets and Benefit Obligations for Continuing Operations Recognized in Other Comprehensive Loss (Income)
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) are as follows:

	Pensions		Other Benefits (1)
	Year Ended December 31,
(in Millions)	2018	2017	2018	2017
Current year net actuarial loss (gain)	$(8.7)	$(2.6)	$0.8	$2.1
Current year prior service cost (credit)	—	—	(0.1)	(0.1)
Amortization of net actuarial (loss) gain	(16.0)	(16.4)	0.5	1.0
Amortization of prior service (cost) credit	(0.4)	(0.5)	0.1	0.1
Recognition of prior service cost due to curtailment	(0.3)	—	—	(0.3)
Transfer of actuarial (loss) gain from continuing to discontinued operations	—	—	(0.1)	0.6
Curtailment loss (2)	(0.9)	(5.0)	—	—
Settlement loss	(1.8)	(47.3)	—	—
Foreign currency exchange rate changes on the above line items	(0.4)	0.4	—	—
Total recognized in other comprehensive (income) loss, before taxes	$(28.5)	$(71.4)	$1.2	$3.4
Total recognized in other comprehensive (income) loss, after taxes	(22.3)	(52.2)	0.9	2.1
____________________

(1)	Refer to Note 10 for information on our discontinued postretirement benefit plans.

(2)
During the years ended December 31, 2018 and 2017, due to the announced plans to separate FMC Lithium and divest FMC Health and Nutrition, respectively, we triggered a curtailment of our U.S. pension plans. As a result, we revalued our pension plans as of October 31, 2018 and March 31, 2017, respectively, in addition to the normal December 31st remeasurement, which resulted in adjustments to comprehensive income. The $0.9 million in 2018 reflects the adjustment to the continuing operations liability and other comprehensive income based on the revaluation of the plan. The associated curtailment expense is recorded within "Non-operating pension and postretirement charges (income)". The $5.0 million in 2017 also reflects the adjustment to the continuing operations liability and other comprehensive income based on the revaluation of the plan. The associated curtailment expense was recorded under "Discontinued operations, net of income taxes", as discussed below.

Weighted-Average Assumptions Used for and Components of Net Annual Benefit Cost (Income)
The following table summarizes the weighted-average assumptions used for and the components of net annual benefit cost (income):

	Year Ended December 31,
	Pensions			Other Benefits (1)
(in Millions, except for percentages)	2018	2017	2016	2018	2017	2016
Discount rate	3.68%	4.22%	4.50%	3.41%	3.77%	3.97%
Expected return on plan assets	5.00%	6.50%	7.00%	—	—	—
Rate of compensation increase	3.10%	3.60%	3.60%	—	—	—
Components of net annual benefit cost:
Service cost	$6.3	$7.4	$8.0	$—	$—	$—
Interest cost	44.5	44.3	48.8	0.7	0.7	0.8
Expected return on plan assets	(63.0)	(79.1)	(84.2)	—	—	—
Amortization of prior service cost	0.4	0.6	0.7	(0.1)	(0.1)	—
Amortization of net actuarial and other (gain) loss	16.0	15.5	39.3	(0.5)	(0.9)	(1.2)
Recognized (gain) loss due to settlement	1.8	3.2	20.3	—	—	—
Net annual benefit cost (income)	$6.0	$(8.1)	$32.9	$0.1	$(0.3)	$(0.4)

___________________

(1)	Refer to Note 10 for information on our discontinued postretirement benefit plans.

Fair Value of Pension Plan Assets by Asset Class
The following tables present our fair value hierarchy for our major categories of pension plan assets by asset class. See Note 18 for the definition of fair value and the descriptions of Level 1, 2 and 3 in the fair value hierarchy.

(in Millions)	12/31/2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$92.5	$92.5	$—	$—
Fixed income investments:
Investment contracts	144.9	—	144.9	—
U.S. Government Securities	469.9	465.1	4.8	—
Mutual funds	55.7	55.7		—
Corporate debt instruments	506.7	—	506.7	—
Total assets	$1,269.7	$613.3	$656.4	$—

(in Millions)	12/31/2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$123.0	$123.0	$—	$—
Equity securities:
Common stock	194.1	194.1	—	—
Mutual funds and other investments	27.3	27.3	—	—
Fixed income investments:
Investment contracts	150.8	—	150.8	—
U.S. Government Securities and Mutual funds	805.6	805.6	—	—
Investments measured at net asset value (1)	39.1
Total assets	$1,339.9	$1,150.0	$150.8	$—
____________________

(1)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position. These investments are redeemable with the fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements. Due to the nature of the investments held by the funds, changes in market conditions and the economic environment may significantly impact the net asset value of the funds and, consequently, the fair value of the interests in the funds. Furthermore, changes to the liquidity provisions of the funds may significantly impact the fair value of the interest in the funds.

Contributions to Pension and Other Postretirement Benefit Plans
We made the following contributions to our pension and other postretirement benefit plans:

	Year Ended December 31,
(in Millions)	2018	2017
U.S. qualified pension plan	$30.0	$44.0
U.S. nonqualified pension plan	6.0	9.4
Other postretirement benefits, net of participant contributions	1.5	2.0
Total	$37.5	$55.4

Estimated Net Future Benefit Payments
The following table reflects the estimated future benefit payments for our pension and other postretirement benefit plans. These estimates take into consideration expected future service, as appropriate:

	Estimated Net Future Benefit Payments
(in Millions)	2019	2020	2021	2022	2023	2024 - 2028
Pension Benefits	$90.1	$86.5	$87.0	$86.5	$85.6	$415.8
Other Benefits	2.1	2.0	1.9	1.8	1.7	7.0